Organization and Reorganization	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Reorganization
1.	Organization and Reorganization

TuanChe Limited (the “Company”) was incorporated in the Cayman Islands on September 28, 2012. The Company is a holding company and conducts its business mainly through its subsidiaries, variable interest entities ("VIEs") and subsidiaries of VIEs (collectively referred to as the "Group"). The Group is primarily engaged in the operation of providing auto shows, group-purchase facilitation and electric vehicle sales facilitation in the People’s Republic of China (the "PRC" or "China"). The Group commenced its auto shows business from fourth quarter of 2016. The Group decided to discontinue the electric vehicle sales facilitation business in December 2017. In 2018, the Group commenced its virtual dealership business and demand-side platform advertising business.

As of December 31, 2018, the Company's subsidiaries, major VIEs and major subsidiaries of VIEs are as follows:

Subsidiaries	Place and year of incorporation	Percentage of direct or indirect economic ownership	Principal activities
TuanChe Information Limited (“TuanChe Information”)	Hong Kong, PRC 2012	100	Investment holding
TuanYuan Internet Technology (Beijing) Co., Ltd. (“TuanYuan”)	Beijing, PRC 2013	100	Technical support and consulting services

Major VIEs	Place and year of incorporation/ acquisition	Percentage of direct or indirect economic ownership	Principal activities
TuanChe Internet Information Service (Beijing) Co., Ltd. (“TuanChe Internet”)	Beijing, PRC 2012	100	Auto shows and group-purchase facilitation
Best Cars Limited (“Best Cars”)	British Virgin Islands, 2018	100	Holding of ordinary shares for restricted share awards

Major subsidiaries of VIEs	Place and year of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Beijing Zhongrui Guochuang Automobile Sales & Service Co., Ltd. (“Zhongrui Guochuang”) *	Beijing, PRC 2016	100	Auto shows and group-purchase facilitation
TuanChe (Beijing) Automobile Sales Service Co., Ltd. (“TuanChe Automobile”)	Beijing, PRC 2015	100	Vehicle sales facilitation
Beijing GuoHeng Chuangxin Automobile Sales & Service Co., Ltd. (“GuoHeng Chuangxin”)	Beijing, PRC 2016	100	Vehicle sales facilitation
Tengzhou GuoChuang Automobile Sales & Service Co., Ltd. (“GuoChuang Automobile”)	Shandong, PRC 2016	100	Vehicle sales facilitation
Tianjin Hengyuan Chuangxin Automobile Sales & Service Co., Ltd. (“Tianjin Hengyuan”)	Tianjin, PRC 2016	100	Vehicle sales facilitation

* On June 22, 2018, Zhongrui Guochuang was restructured from being a VIE of TuanYuan to a subsidiary of TuanChe Internet.

History of the Group

Reorganization

The Group commenced operations through TuanChe Internet, a PRC company established by several PRC citizens in May 2012. TuanChe Internet holds an Internet Content Provider (“ICP”) license to operate Tuanche.com that provides internet information services to automobile manufacturers, car dealers and consumers.

The Company was incorporated in the Cayman Islands in September 2012. The Company established TuanYuan in January 2013 to control TuanChe Internet through contractual arrangements and TuanChe Internet became a VIE of the Group (the “Reorganization”). These arrangements were accounted for as a reorganization and the historical financial statements were presented on a carryover basis.

Discontinued operations

On December 10, 2017, pursuant to the resolution of the shareholders and board of directors of the Company, management decided to discontinue its electric vehicle sales facilitation business (the “Discontinued Business”). The Discontinued Business represents a strategic shift that has a major effect on the Company’s operations and financial results. Refer to Note 3 for details of discontinued operations.

Initial Public Offering

On November 20, 2018, the Company completed its initial public offering (“IPO”) on the NASDAQ Global Market in the United States of America. In this offering, 2,600,000 American Depositary Shares (“ADSs”), representing 10,400,000 Class A ordinary shares, were issued and sold to the public at a price of US$7.80 per ADS. The net proceeds to the Company from the IPO, after deducting commissions and offering expenses, were approximately US$15.0 million (RMB103.4 million).

Contractual arrangements with VIEs

PRC laws and regulations place certain restrictions on foreign investment in value-added telecommunication service businesses. The Company conducts a portion of their operations in the PRC through TuanChe Internet, and its subsidiaries. The Company has effective control over its VIEs and subsidiaries of VIEs through a series of contractual arrangements among its wholly-owned PRC subsidiary TuanYuan, VIEs and their shareholders.

The contractual arrangements, as described in more detail below, collectively allow the Company to:

•	exercise effective control over each of its VIEs and subsidiaries of VIEs;

•	receive substantially all of the economic benefits of VIEs and subsidiaries of VIEs; and

•	have an exclusive call option to purchase all or part of the equity interests in and/or assets of each of VIEs and subsidiaries of VIEs when and to the extent permitted by PRC laws.

As a result of these contractual arrangements, the Company is the primary beneficiary of VIEs and subsidiaries of VIEs, and, therefore, have consolidated the financial results of VIEs and subsidiaries of VIEs in its consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Below is a summary of the currently effective contractual arrangements by and among the Company’s wholly-owned subsidiary TuanYuan, TuanChe Internet and its shareholders.

Exclusive Management Services and Business Cooperation Agreement

Pursuant to the exclusive management services and business cooperation agreement among TuanYuan, TuanChe Internet and its shareholders, TuanYuan has the exclusive right to provide or designate any third party to provide, among other things, transfer of technology, technology development services, online advertising services, consulting services, technological support and business support to TuanChe Internet and its subsidiaries. In exchange, TuanChe Internet and its subsidiaries pay service fees to TuanYuan in an amount at TuanYuan’s discretion. Without the prior written consent of TuanYuan, TuanChe Internet and its subsidiaries cannot accept services provided by or establish similar cooperation relationship with any third party. TuanYuan owns the exclusive intellectual property rights created as a result of the performance of this agreement unless otherwise provided by PRC laws or regulations. This agreement was entered into on March 6, 2013 and became effective on March 6, 2013 and will remain effective unless unanimously agreed by the parties concerned or unilaterally terminated by TuanYuan with a written notice. Unless otherwise required by applicable PRC laws, TuanChe Internet and its shareholders do not have any right to terminate the exclusive service agreement.

Exclusive Call Option Agreement

Under the exclusive call option agreement among TuanYuan, TuanChe Internet and its shareholders, each of the shareholders of TuanChe Internet irrevocably granted TuanYuan a right to purchase, or designate a third party to purchase, all or any part of their equity interests in TuanChe Internet at a purchase price equal to the lowest price permissible by the then-applicable PRC laws and regulations at TuanYuan’s sole and absolute discretion to the extent permitted by PRC law. The shareholders of TuanChe Internet shall promptly give all considerations they received from the exercise of the options to TuanYuan or a designated third party of TuanYuan. Without TuanYuan’s prior written consent, TuanChe Internet and its shareholders shall not enter into any major contract to transfer any equity of TuanChe Internet. Without TuanYuan’s prior written consent, TuanChe Internet and its shareholders shall not sell, transfer, license or otherwise dispose of any TuanChe Internet’s assets or allow any encumbrance of any assets, except for the disposal or the encumbrances of the assets that are treated as necessary for their daily business operations with the value of the assets involved in a single transaction not exceeding RMB100,000. TuanChe Internet shall not be dissolved or liquidated without the written consent by TuanYuan. This agreement was entered into on March 6, 2013 and became effective on March 6, 2013 and shall remain in effect upon expiry or early termination of this agreement.

Equity Pledge Agreement

Under the Equity Pledge Agreement among TuanYuan, TuanChe Internet and its shareholders, TuanChe Internet’s shareholders pledged all of their equity of TuanChe Internet to TuanYuan as security for performance of the obligations of TuanChe Internet and its shareholders under the exclusive call option agreement, the exclusive management services and business cooperation agreement and the powers of attorney. If any of the specified events of default occurs, TuanYuan may exercise the right to enforce the pledge immediately. TuanYuan may transfer all or any of its rights and obligations under the Equity Pledge Agreement to its designee(s) at any time. The equity pledge agreement is binding on TuanChe Internet’s shareholders and their successors. This agreement was enterred into on March 6, 2013 and became effective on March 6, 2013, and shall remain in effect until the fulfillment of all the obligations under the Exclusive Call Option Agreement, the Exclusive Management Services and Business Cooperation Agreement and the Powers of Attorney.

Powers of Attorney

Pursuant to the Powers of Attorney executed by TuanChe Internet and its shareholders, each of them irrevocably authorized TuanYuan to act on their respective behalf as exclusive agent and attorney, to the extent permitted by law, with respect to all rights of shareholders concerning all the equity interest and sponsor interest held by each of them in TuanChe Internet or its subsidiaries, including but not limited to proposing to convene or attend shareholder meetings, board meetings or council meetings, signing the resolutions and minutes of such meetings, exercising all the rights as shareholders or sponsors (including but not limited to voting rights, nomination rights, appointment rights, the right to receive dividends and the right to sell, transfer, pledge or dispose of all the equity or the sponsor interest held in part or in whole). This agreement was entered into on March 6, 2013 and became effective on March 6, 2013.

In August 2014, June 2017 and August 2017, the Exclusive Management Services and Business Cooperation Agreement, Exclusive Call Option Agreement, Equity Pledge Agreement and Powers of Attorney to TuanChe Internet were amended to reflect the changes of shareholders’ holding in the VIE entity. No other material terms or conditions of these agreements were changed or altered. There was no impact to the Group’s effective control over TuanChe Internet and the Group continues to consolidate TuanChe Internet.

Zhongrui Guochuang was incorporated in 2016 to carry out similar business as TuanChe Internet. The Company has effective control over Zhongrui Guochuang through a series of contractual arrangements having similar terms with that of the contractual arrangements with TuanChe Internet among TuanYuan, Zhongrui Guochuang and its shareholders (also nominee shareholders). As a result of these contractual arrangements with Zhongrui Guochuang , the Company is the primary beneficiary of Zhongrui Guochuang, and, therefore, consolidated the financial results of Zhongrui Guochuang in its consolidated financial statements in accordance with U.S. GAAP. On June 22, 2018, Zhongrui Guochuang was restructured from being a VIE of TuanYuan to a subsidiary of TuanChe Internet.

Risks in relation to the VIE structure

In May 2018, Best Cars Limited (“Best Cars”), a British Virgin Islands (“BVI”) incorporated company and a consolidated variable interest entity of the Group, was established by its shareholders to facilitate the adoption of the Company’s employee stock incentive plans. The Company entered into a agreement with Best Cars and its shareholder in which provides the Company with effective control over Best Cars and enables the Company to obtain substantially all of the economic benefits arising from Best Cars. As of December 31, 2018, Best Cars held 38,723,321 Class A ordinary shares of the Company.

A significant part of the Company's business is conducted through the VIEs of the Group, of which the Company is the ultimate primary beneficiary. In the opinion of management, the contractual arrangements with the VIEs and the nominee shareholders are in compliance with PRC laws and regulations and are legally binding and enforceable. The nominee shareholders are also shareholders of the Group and have indicated they will not act contrary to the contractual arrangements. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group's ability to enforce these contractual arrangements and if the nominee shareholders of the VIEs were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements.

In January 2015, the Ministry of Commerce ("MOFCOM"), released for public comment a proposed PRC law, the Draft Foreign Investment Enterprises ("FIE") Law, that appears to include VIEs within the scope of entities that could be considered to be FIEs, that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. Specifically, the Draft FIE Law introduces the concept of "actual control" for determining whether an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the Draft FIE Law includes control through contractual arrangements within the definition of "actual control". If the Draft FIE Law is passed by the People's Congress of the PRC and goes into effect in its current form, these provisions regarding control through contractual arrangements could be construed to include the Group's contractual arrangements with its VIEs, and as a result, the Group's VIEs could become explicitly subject to the current restrictions on foreign investment in certain categories of industry. The Draft FIE Law includes provisions that would exempt from the definition of FIEs where the ultimate controlling shareholders are either entities organized under PRC law or individuals who are PRC citizens. The Draft FIE Law is silent as to what type of enforcement action might be taken against existing VIEs, that operates in restricted or prohibited industries and is not controlled by entities organized under PRC law or individuals who are PRC citizens. If the restrictions and prohibitions on FIEs included in the Draft FIE Law are enacted and enforced in their current form, the Group's ability to use the contractual arrangements with its VIEs and the Group's ability to conduct business through the VIEs could be severely limited.

The Company's ability to control the VIEs also depends on the Power of Attorney the shareholders has to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes these Power of Attorney are legally enforceable but may not be as effective as direct equity ownership.

In addition, if the Group's corporate structure or the contractual arrangements with the VIEs were found to be in violation of any existing or future PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:

•	revoke the Group's business and operating licenses;

•	require the Group to discontinue or restrict its operations;

•	restrict the Group's right to collect revenues;

•	block the Group's websites;

•	require the Group to restructure the operations, re-apply for the necessary licenses or relocate the Group's businesses, staff and assets;

•	impose additional conditions or requirements with which the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group's business.

The imposition of any of these restrictions or actions could result in a material adverse effect on the Group's ability to conduct its business. In such case, the Group may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs in the Group's consolidated financial statements. In the opinion of the Company’s management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group believes that the contractual arrangements among each of the VIEs, their respective shareholders and relevant wholly foreign owned enterprise are in compliance with PRC law and are legally enforceable. The Group's operations depend on the VIEs to honor their contractual arrangements with the Group. These contractual arrangements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. Management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIEs or the nominee shareholders of the VIEs fail to perform their obligations under those arrangements.

The following combined financial information of the Group's VIEs as of December 31, 2017 and 2018 and for the years ended December 31, 2016, 2017 and 2018 were included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,	As of December 31,
	2017	2018
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	32,210	25,166
Accounts receivable, net	8,467	27,160
Prepayments and other current assets	14,458	16,692
Receivables due from related parties	2,260	-
Amount due from the subsidiaries of the Group	1,923	4,973
Held-for-sale assets	837	-
Short-term investments	4,000	-
Total current assets	64,155	73,991
Non-current assets:
Property, equipment and software, net	938	522
Long-term investments	1,000	4,390
Total non-current assets	1,938	4,912
TOTAL ASSETS	66,093	78,903
Current liabilities:
Accounts payable	3,340	1,871
Advance from customers	9,751	13,922
Short-term borrowings	24,971	-
Salary and welfare benefits payable	40,803	30,535
Other taxes payable	21,476	12,651
Other current liabilities	26,422	5,306
Amount due to the subsidiaries of the Group	182,033	233,295
Total current liabilities	308,796	297,580
Non-current liabilities:
Long-term borrowings	2,932	-
Total non-current liabilities	2,932	-
TOTAL LIABILITIES	311,728	297,580

	For the year ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenues	117,211	280,081	329,788
Net loss from continuing operations	(69,138)	(66,300)	(34,674)
Net loss from discontinued operations	(5,060)	(14,977)	(3,612)
Net loss	(74,198)	(81,277)	(38,286)

	For the year ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net cash generated from/(used in) operating activities	12,930	(10,540)	24,144
Net cash generated from/(used in) investing activities	14,965	-	(50)
Net cash (used in)/ generated from financing activities	(12,283)	18,148	(31,138)
Net increase/(decrease) in cash and cash equivalent	15,612	7,608	(7,044)

In accordance with various contractual agreements, the Company has the power to direct the activities of the VIEs and subsidiaries of VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there are no assets in the respective VIEs that can be used only to settle obligations of the respective VIEs, except for the registered capital of the VIEs amounting to approximately RMB10.0 million and RMB10.0 million, as of December 31, 2017 and 2018. As the respective VIEs are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the respective VIEs. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Group is conducting certain businesses in the PRC through the VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

There is no VIE in the Group where the Company or any subsidiary has a variable interest but is not the primary beneficiary.

Liquidity

The Group incurred net losses of RMB86.6 million, RMB90.7 million and RMB78.7 million for the years ended December 31, 2016, 2017 and 2018, respectively. Net cash used in operating activities was RMB54.1 million, RMB59.7 million and RMB53.3 million for the years ended December 31, 2016, 2017 and 2018, respectively. Accumulated deficit was RMB389.3 million and RMB468.0 million as of December 31, 2017 and 2018, respectively. The Group assesses its liquidity by its ability to generate cash from operating activities and attract investors' investments.

Historically, the Group has relied principally on both operational sources of cash and non-operational sources of financing from investors to fund its operations and business development. The Group's ability to continue as a going concern is dependent on management's ability to successfully execute its business plan, which includes increasing revenues while controlling operating expenses, as well as, generating operational cash flows and continuing to gain support from outside sources of financing. The Group has been continuously receiving financing support from outside investors through the issuance of preferred shares and convertible loans. Refer to Note 13 and 12 for details of the Group’s preferred shares and convertible loans financing activities. Moreover, on July 27 and August 3, 2018, the Group entered into Series D-2 preferred shares purchase agreements with Beijing Z-Park Fund Investment Center (Limited Partner) (“Beijing Z-Park Fund”) and Beijing Shengjing Fengtai Innovation Investment Center (Limited Partner) (“Beijing Shengjing Fengtai Innovation”) whereby Beijing Z-Park Fund and Beijing Shengjing Fengtai Innovation will acquire 20,630,925 and 949,023 Series D-2 preferred shares for US$50 million and US$2.3 million, respectively. On September 28, 2018, the Company has received US$50 million from Beijing Z-park Fund. On November 20, 2018, the Company completed its initial public offering (“IPO”) on the NASDAQ Global Market in the United States of America. The net proceeds to the Company from the IPO, after deducting commissions and offering expenses, were approximately US$15.0 million (RMB103.4 million). The Group also can adjust the pace of its operation expansion and control the operating expenses of the Group. Based on the above considerations, the Group believes the cash and cash equivalents currently on hand are sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months from the date of the issurance of the consolidated financial statements. The Group's consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.